Description of Business and Organization - Schedule of Consolidated VIE and Subsidiaries of the VIE (Details)	12 Months Ended
Dec. 31, 2025
Pom (HK) [Member]
Subsidiaries:
Date of incorporation, subsidiaries	Mar. 12, 2021
Place of incorporation, subsidiaries	Hong Kong
Percentage of ownership by the company, subsidiaries	100% owned by the Company
Principal activities, subsidiaries	Investment holding
Guangzhou WFOE [Member]
Subsidiaries:
Date of incorporation, subsidiaries	Apr. 06, 2021
Place of incorporation, subsidiaries	PRC
Percentage of ownership by the company, subsidiaries	100% owned by Pom (HK)
Principal activities, subsidiaries	WFOE, Investment holding
Qilekang Digital Health [Member]
VIE:
Date of incorporation, VIE’s subsidiaries	Jan. 12, 2010
Place of incorporation, VIE’s subsidiaries	PRC
Percentage of ownership by the company, VIE’s subsidiaries	94.86%
Principal activities, VIE’s subsidiaries	Online hospital service and pharmaceutical supply chain
Guangzhou Qilekang Modern Pharmaceutical Logistics Co., Ltd. (“Modern Logistics”) [Member]
VIE:
Date of incorporation, VIE’s subsidiaries	Oct. 24, 2002
Place of incorporation, VIE’s subsidiaries	PRC
Percentage of ownership by the company, VIE’s subsidiaries	100% owned by Qilekang Digital Health
Principal activities, VIE’s subsidiaries	Drugs wholesale
Hangzhou Qilekang Pharmaceutical Co., Ltd. (“Hangzhou Qilekang”) [Member]
VIE:
Date of incorporation, VIE’s subsidiaries	Jul. 27, 2016
Place of incorporation, VIE’s subsidiaries	PRC
Percentage of ownership by the company, VIE’s subsidiaries	100% owned by Qilekang Digital Health
Principal activities, VIE’s subsidiaries	Offline retail pharmacy and drugs wholesale
Nanjing Qilekang Pharmaceutical Co., Ltd. (“Nanjing Qilekang”) [Member]
VIE:
Date of incorporation, VIE’s subsidiaries	Nov. 13, 2018
Place of incorporation, VIE’s subsidiaries	PRC
Percentage of ownership by the company, VIE’s subsidiaries	80% owned by Qilekang Digital Health
Principal activities, VIE’s subsidiaries	Drugs sales
Suzhou Qilekang Pharmaceutical Co., Ltd. (“Suzhou Qilekang”) [Member]
VIE:
Date of incorporation, VIE’s subsidiaries	Sep. 02, 2024
Place of incorporation, VIE’s subsidiaries	PRC
Percentage of ownership by the company, VIE’s subsidiaries	100% owned by Qilekang Digital Health
Principal activities, VIE’s subsidiaries	Drugs sales
Guangzhou Qilekang Cloud Technology Co., Ltd. (“Guangzhou Cloud Tech”) [Member]
VIE:
Date of incorporation, VIE’s subsidiaries	Nov. 05, 2024
Place of incorporation, VIE’s subsidiaries	PRC
Percentage of ownership by the company, VIE’s subsidiaries	100% owned by Qilekang Digital Health
Principal activities, VIE’s subsidiaries	Online service and pharmaceutical supply chain
Guangzhou Pomegranate Cloud Pharma Health Industry Technology Co., Ltd. [Member]
VIE:
Date of incorporation, VIE’s subsidiaries	Feb. 20, 2025
Place of incorporation, VIE’s subsidiaries	PRC
Percentage of ownership by the company, VIE’s subsidiaries	100% owned by Qilekang Cloud Technology
Principal activities, VIE’s subsidiaries	Drugs sales
Guangzhou Wanggang International Medical Management Co., Ltd.[Member]
VIE:
Date of incorporation, VIE’s subsidiaries	Sep. 26, 2017
Place of incorporation, VIE’s subsidiaries	PRC
Percentage of ownership by the company, VIE’s subsidiaries	100% owned by Qilekang Cloud Technology
Principal activities, VIE’s subsidiaries	Drugs sales